NOTE 23. Condensed Statement of Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses	$ 41,951	$ 27,204	$ 17,602
Interest expense	10,621	15,920	10,512
Total operating expenses	56,466	50,784	40,530
Income from operations	32,356	56,683	47,432
Loss on change in fair value of earn-out obligation	0	17,300	100,400
Net income (loss)	23,549	25,151	(62,300)
AUTOCHINA INTERNATIONAL LIMITED
Equity in profit of subsidiaries	29,630	48,052	43,073
General and administrative expenses	6,140	5,600	4,940
Other income	(59)
Interest expense		1	33
Total operating expenses	6,081	5,601	4,973
Income from operations	23,549	42,451	38,100
Loss on change in fair value of earn-out obligation		(17,300)	(100,400)
Net income (loss)	$ 23,549	$ 25,151	$ (62,300)